Financial Instruments (Details 1) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	₪ 1,173	[1]	₪ 2,408	[2]	₪ 810	₪ 619
Trade receivables	470	[1]	493
Other receivables	272	[1]	270
Investments including derivatives	1,847	[1]	769
Total current assets	5,162	[1]	5,530
Non-current assets
Total non-current assets	14,352	[1]	15,304
Total assets	19,514	[1]	20,834
Current liabilities
Debentures, loans and borrowings	6,250
Trade and other payables	1,714	[1]	1,735
Total current liabilities	7,647	[1]	4,224
Non-current liabilities
Total non-current liabilities	11,703	[1]	14,154
Total liabilities	19,350	[1]	18,378
Unlinked [Member]
Current assets
Cash and cash equivalents	1,123		2,334
Trade receivables	1,732		1,862
Other receivables	95		44
Related party			43
Investments including derivatives	1,644		507
Total current assets	4,594		4,790
Non-current assets
Trade and other receivables	365		423
Investments including derivatives	49
Total non-current assets	414		423
Total assets	5,008		5,213
Current liabilities
Debentures, loans and borrowings	3,365		1,213
Trade and other payables	1,382		1,346
Total current liabilities	4,747		2,559
Non-current liabilities
Debentures and bank loans	6,879		9,104
Other liabilities including derivatives
Total non-current liabilities	6,879		9,104
Total liabilities	11,626
Total exposure in the statementof financial position	(6,618)		(6,450)
Forward transactions	(1,520)		(2,308)
Israeli Cpi Linked [Member]
Current assets
Cash and cash equivalents
Trade receivables	22		36
Other receivables	136		154
Related party
Investments including derivatives	74		57
Total current assets	232		247
Non-current assets
Trade and other receivables	105		121
Investments including derivatives
Total non-current assets	105		121
Total assets	337		368
Current liabilities
Debentures, loans and borrowings	1,359		742
Trade and other payables	65		70
Total current liabilities	1,424		812
Non-current liabilities
Debentures and bank loans	2,758		4,045
Other liabilities including derivatives	95		159
Total non-current liabilities	2,853		4,204
Total liabilities	4,277
Total exposure in the statementof financial position	(3,940)		(4,648)
Forward transactions	1,350		1,994
Foreign currency linked (mainly U.S. dollars) [Member]
Current assets
Cash and cash equivalents	50		74
Trade receivables	19		17
Other receivables
Related party
Investments including derivatives	129		205
Total current assets	198		296
Non-current assets
Trade and other receivables			67
Investments including derivatives	41
Total non-current assets	41		67
Total assets	239		363
Current liabilities
Debentures, loans and borrowings
Trade and other payables	166		237
Total current liabilities	166		237
Non-current liabilities
Debentures and bank loans
Other liabilities including derivatives	5		10
Total non-current liabilities	5		10
Total liabilities	171
Total exposure in the statementof financial position	68		116
Forward transactions	₪ 170		₪ 314

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1
[2]	For information regarding early adoption of IFRS 16, Leases, see Note 3a.